FINANCIAL EXPENSE (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL EXPENSE (INCOME), NET [Abstract]
Schedule of Financial Loss (Income)
	Year ended December 31,
	2015	2014	2013

Financial income:
Interest income on short-term deposits	$(46)	$(111)	$(146)
Foreign currency adjustments gains and other	(9)	(3)	-
Revaluation of warrants related to share purchase agreement	-	(79)	(55)

Total financial income:	(55)	(193)	(201)
Financial expenses:
Bank and interest expenses	48	39	15
Foreign currency adjustments losses	-	408	6
Revaluation of warrants related to share purchase agreement, net	1,051	-	-
Issuance expenses of warrants classified as liabilities related to share purchase agreement	561	-	-
Foreign exchange futures transactions and others	-	5	3

Total financial expenses:	1,660	452	24

Financial expense (income), net	$1,605	$259	$(177)